BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Edadeal (Details) ₽ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Oct. 05, 2018 RUB (₽)	Oct. 31, 2018 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 RUB (₽)
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Total cash consideration for the acquisition			₽ 40,030	$ 541.9	₽ 351	₽ 956
ASSETS:
Goodwill			104,275		52,205	52,662	$ 1,411.5	$ 706.7
Edadeal
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest (percentage)		100.00%
Edadeal
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest acquired (as a percent)		90.00%
Equity Method Investment, Ownership Percentage									10.00%
Fair value of equity investment									₽ 26
Total cash consideration for the acquisition		₽ 233
ASSETS:
Cash and cash equivalents	₽ 20
Accounts receivable	176
Other current assets	15
Intangible assets, net	357
Goodwill	622
Deferred tax assets	5
Total assets	1,195
LIABILITIES:
Long-term debt	621
Short-term debt	174
Accounts payable and accrued liabilities	84
Deferred tax liabilities	57
Total liabilities	936
Net assets	259
Total purchase consideration	259
Edadeal | Software
ASSETS:
Intangible assets, net	₽ 251
LIABILITIES:
Amortization period of intangible assets acquired	4 years
Edadeal | Brand
ASSETS:
Intangible assets, net	₽ 45
Edadeal | Customer relationships
ASSETS:
Intangible assets, net	61
Russian Search And Portal
ASSETS:
Goodwill			₽ 2,719		₽ 2,527	₽ 2,228
Russian Search And Portal | Edadeal
ASSETS:
Goodwill	₽ 622
Edadeal
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Equity Method Investment, Ownership Percentage		10.00%